Taxation (Details) - Schedule of Significant Components of Net Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets:
Tax losses	$ 15,339,438	$ 4,475,379
Allowance for credit losses	1,129,390	1,053,028
Accrued expenses	483,729	716,673
Written-down of inventories	375,956	301,150
Non-deductible education expense	733	756
Lease liabilities	586,582	112,203
Amortization of intangible assets	1,155,389	972,696
Valuation allowance	(18,479,549)	(3,611,707)	$ (2,685,373)
Total deferred tax assets	591,668	4,020,178
Deferred tax liabilities:
Right-of-use assets	(591,668)	(131,604)
Deferred tax assets, net		$ 3,888,574